SUPPLEMENT DATED NOVEMBER 14, 2003 TO THE
                                            ANNUITY PROSPECTUS DATED MAY 1, 2003


EFFECTIVE NOVEMBER 17, 2003, the MFS Research Portfolio changed its name to the Merrill Lynch Large Cap Core Portfolio. Therefore, all references to the "MFS Research Portfolio" are replaced with "Merrill Lynch Large Cap Core Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

THE TRAVELERS SERIES TRUST
   Merrill Lynch Large Cap       Seeks long-term capital       TAMIC Subadviser:
     Core Portfolio              growth. The Fund normally     Merrill Lynch
                                 invests in a diversified      Investment
                                 portfolio of equity           Managers,  L.P.
                                 securities of large cap
                                 companies located in the
                                 United States.


THIS SUPPLEMENT APPLIES TO: GOLD TRACK ANNUITY, GOLD TRACK SELECT ANNUITY, TRAVELERS LIFE & ANNUITY ACCESS ANNUITY, TRAVELERS RETIREMENT ACCOUNT ANNUITY, TRAVELERS VINTAGE ANNUITY.

November 2003                                                            L-23074